SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Uninsured cash and cash equivalents	$ 113,897	$ 1,133,028